MARKETABLE SECURITIES (Details)	12 Months Ended
	Mar. 31, 2023 USD ($) shares	Mar. 31, 2023 CAD ($) shares
Statement [Line Items]
Shares/Warrants Held | shares	2,780,725	2,780,725
Cost		$ 1,648,737
Fair Value		139,284
Fair Value Increase(Decrease)		$ (1,509,453)
Other
Statement [Line Items]
Shares/Warrants Held | shares	1,680,725	1,680,725
Cost		$ 14,237
Fair Value		14,534
Fair Value Increase(Decrease)		$ 297
Carlyle Commodities Corp. Shares [Member]
Statement [Line Items]
Shares/Warrants Held | shares	550,000	550,000
Cost	$ 907,500
Fair Value	79,750
Fair Value Increase(Decrease)	$ (827,750)
Carlyle Commodities Corp. Warrants
Statement [Line Items]
Shares/Warrants Held | shares	550,000	550,000
Cost		$ 727,000
Fair Value		45,000
Fair Value Increase(Decrease)		$ (682,000)